Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000196833
Shareholder Report [Line Items]
Fund Name	Toews Agility Shares Dynamic Tactical Income ETF
Trading Symbol	THY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Toews Agility Shares Dynamic Tactical Income ETF for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://toewsetfs.com/etfs/thy-dynamic-tactical-income-etf/. You can also request this information by contacting us at 1-800-511-9270.
Additional Information Phone Number	1-800-511-9270
Additional Information Website	https://toewsetfs.com/etfs/thy-dynamic-tactical-income-etf/
Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 86,756,678
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 373,619
InvestmentCompanyPortfolioTurnover	414.00%
C000196860
Shareholder Report [Line Items]
Fund Name	Toews Agility Shares Managed Risk ETF
Trading Symbol	MRSK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Toews Agility Shares Managed Risk ETF for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://toewsetfs.com/etfs/mrsk-managed-risk-etf/. You can also request this information by contacting us at 1-800-511-9270.
Additional Information Phone Number	1-800-511-9270
Additional Information Website	https://toewsetfs.com/etfs/mrsk-managed-risk-etf/
Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 292,415,373
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 2,412,643
InvestmentCompanyPortfolioTurnover	0.00%